Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Customers' advances for construction	$ 17,650	$ 17,080
Costs expensed for book not deducted for tax, principally accrued expenses	900	8,344
Utility plant acquisition adjustment basis differences	11,614	14,176
Postretirement benefits	36,141	24,659
Tax loss carryfoward	47,860	12,575
Other	2,183	1,679
Total gross deferred tax assets	116,348	78,513
Less valuation allowance	9,331	9,601
Net deferred tax assets	107,017	68,912
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	584,628	463,012
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	43,710	30,732
Tax effect of regulatory asset for postretirement benefits	36,141	24,659
Deferred investment tax credit	6,544	6,807
Total gross deferred tax liabilities	671,023	525,210
Net deferred tax liability	564,006	456,298
Deferred tax assets operating loss carryforward	76,064	21,194
Federal cumulative net operating loss	97,258
Recognized income tax benefit associated with stock options	588
Deferred tax assets operating loss carryforward, state	76,491	67,533
Income tax refund	$ 33,600
Percentage of expensing allowance resulted as income tax refund	100.00%